Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Beginning balance	$ 305	$ 292
Additions	59	94
Amortization	(82)	(81)
Ending balance	$ 282	$ 305